Condensed Financial Information of the Parent Company - Schedule of Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (2,195,224)
Net cash used in investing activities	(2,000,000)	(12,021,874)	(10,621,341)
Net cash provided by financing activities	2,500,819	14,148,798	10,852,185
Effect of exchange rate changes on cash
Net (decrease) increase in cash	(1,694,405)	2,126,924	230,844
Cash and restricted cash the beginning of the year	2,361,938	235,014	4,170
Cash and restricted cash the end of the year	$ 667,533	$ 2,361,938	$ 235,014